Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets.
Schedule of changes in the carrying amount of other intangible assets

	For the year ended 31 December 2025
					Greenhouse	Other
	Development	Power Supply		Computer	gasses	Intangible
	Expenditure	Agreements	Rights of Use	Software	(Co2)	Assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2025	51,221	37,836	13,105	12,757	90,563	6,910	212,392
Additions	972	—	—	1,209	89,022	—	91,203
Disposals	(40,317)	—	—	(196)	(73,050)	(3,493)	(117,056)
Transfers from/(to) other accounts	542	—	—	—	—	—	542
Exchange differences	6,573	—	315	1,147	11,248	634	19,917
Balance at December 31, 2025	18,991	37,836	13,420	14,917	117,783	4,051	206,998

Accumulated depreciation (Note 27.6):
Balance at January 1, 2025	(34,424)	(37,836)	(11,996)	(5,014)	—	(4,800)	(94,070)
Depreciation and amortization for the period	(706)	—	—	(1,210)	—	—	(1,916)
Disposals	32,148	—	—	73	—	2,249	34,470
Transfers from/(to) other accounts	15	—	—	—	—	6	21
Exchange differences	(4,366)	—	(315)	(159)	—	(361)	(5,201)
Balance at December 31, 2025	(7,333)	(37,836)	(12,311)	(6,310)	—	(2,906)	(66,696)

Impairment (Note 27.8):
Balance at January 1, 2025	(13,008)	—	(1,109)	—	—	(1,110)	(15,227)
Impairment losses for the period	—	—	—	—	—	—	—
Disposals	8,169	—	—			1,244	9,413
Transfers from/(to) other accounts	—	—	—			—	—
Exchange differences	(1,672)	—	—	—	—	(134)	(1,806)
Balance at December 31, 2025	(6,511)	—	(1,109)	—	—	—	(7,620)

Carrying amount at December 31, 2025	5,147	—	—	8,607	117,783	1,145	132,682

	For the year ended 31 December 2024
					Greenhouse	Other
	Development	Power Supply		Computer	gasses	Intangible
	Expenditure	Agreements	Rights of Use	Software	(CO2)	Assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	53,590	37,836	13,329	10,396	128,176	7,380	250,707
Additions	664	—	—	2,750	60,326	—	63,740
Disposals	—	—	—	—	(90,112)	—	(90,112)
Transfers from/(to) other accounts	328	—	(31)	—	—	(297)	—
Exchange differences	(3,361)	—	(193)	(389)	(7,827)	(173)	(11,943)
Balance at December 31, 2024	51,221	37,836	13,105	12,757	90,563	6,910	212,392

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(36,353)	(37,836)	(12,142)	(5,076)	—	(4,679)	(96,086)
Depreciation and amortization for the period	(229)	—	—	(27)	—	(218)	(474)
Exchange differences	2,158	—	146	89	—	97	2,490
Balance at December 31, 2024	(34,424)	(37,836)	(11,996)	(5,014)	—	(4,800)	(94,070)

Impairment (Note 27.8):
Balance at January 1, 2024	(13,991)	—	(1,187)	—	—	(1,098)	(16,276)
Impairment losses for the period	—	—	—	—	—	—	—
Exchange differences	983	—	78	—	—	(12)	1,049
Balance at December 31, 2024	(13,008)	—	(1,109)	—	—	(1,110)	(15,227)

Carrying amount at December 31, 2024	3,789	—	—	7,743	90,563	1,000	103,095